DETAILS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2021
DETAILS OF CASH FLOWS
Schedule of items not involving current cash flows

Years ended December 31,	2021	2020
Straight-line rent amortization	$(8,889)	$(8,842)
Tenant incentive amortization	5,105	5,321
Unit-based compensation expense (note 12(b))	12,442	8,116
Fair value gains on investment properties, net	(1,298,865)	(273,437)
Depreciation and amortization	1,320	1,151
Fair value losses on financial instruments, net (note 13(e))	1,214	3,402
Loss on sale of investment properties, net	761	901
Amortization of issuance costs and modification losses relating to debentures and term loans	1,489	1,024
Amortization of deferred financing costs	1,033	312
Deferred income taxes (note 14(a))	228,948	62,501
Early redemption premium (note 7(a))	3,963	—
Other	(171)	(30)
	$(1,051,650)	$(199,581)

Schedule of changes in working capital balances

Years ended December 31,	2021	2020
Accounts receivable	$(4,119)	$10,141
Prepaid expenses and other	(2,899)	61
Accounts payable and accrued liabilities	5,411	844
Deferred revenue	191	5,595
	$(1,416)	$16,641

Schedule of cash and cash equivalents

As at December 31,	2021	2020
Cash	$401,954	$780,979
Short-term deposits	559	50,301
	$402,513	$831,280